Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Summary of Significant Accounting Policies

(2)Summary of Significant Accounting Policies

Basis of Presentation

The unaudited interim condensed financial statements and accompanying unaudited notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Liquidity and Going Concern

The Company has experienced negative cash flows from operations since inception and expects negative cash flows from operations to continue for the foreseeable future. The Company had an accumulated deficit of $204.8 million and cash, cash equivalents and restricted cash of $0.9 million as of September 30, 2022. During the nine months ended September 30, 2022, the Company used net cash of $20.2 million in operating activities and incurred a net loss of $96.5 million. Additionally, as of the date these financial statements were available for issuance, the Company has approximately $31.7 million of loan principal payments and finance lease obligations coming due within the next 12 months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In October 2021, Tempo entered into a loan and security agreement (the “LSA”) with a maximum borrowing capacity of $150.0 million consisting of four tranches. This agreement replaced Tempo’s existing SQN Venture Income Fund II, LP $20.0 million facility (the “June 2021 Credit Facility”), and $20.0 million was drawn on tranche 1 of the LSA. Borrowing capacity for tranche 2 is $20.0 million which shall be available to draw by the Company upon sooner of the de-SPAC with ACE or closing of the acquisition with Whizz. Borrowing capacity for tranche 3 and tranche 4 is $40.0 million, and $70.0 million, respectively which shall be available to draw by the Company, upon the de-SPAC with ACE, subject to lender approval. The tranches have an earliest expiration date of December 23, 2022 (see Note 7).

In January 2022, the Company entered into the first amendment to the LSA to convert $10.0 million of availability under tranche 2 of the loan to tranche 1 of the loan. This amendment expanded tranche 1 from $20.0 million to $30.0 million and reduced tranche 2 from $20.0 million to $10.0 million. The first amendment did not change the interest rates or maturity dates for tranche 1 (see Note 7).

In January 2022, the Company issued convertible promissory notes (the “2022 Promissory Notes”) to existing investors for gross proceeds of $5.0 million. These shall be due and payable by the Company on demand at any time after November 15, 2022 (see Note 8).

In May 2022, the Company entered into a bridge note (the “Bridge Note”) with ACE and ACE Equity Partners International Pte. Ltd. (“AEPI”), which was replaced in its entirety on substantially the same terms on July 1, 2022, pursuant to which AEPI agreed to loan to Tempo up to an aggregate principal amount of $5.0 million, $4.6 million of which was advanced to Tempo as of September 30, 2022. The Bridge Note is due on September 30, 2022 (see Note 8).

In August, 2022, Tempo entered into a note purchase agreement with certain existing related party investors and with the lenders under the Loan and Security Agreement (collectively, the “Initial Bridge Investors”), pursuant to which Tempo agreed to issue up to $5.0 million in aggregate principal amount of convertible promissory notes (the “August 2022 Bridge Notes”) to the Initial Bridge Investors for aggregate cash proceeds of approximately $1.4 million and the cancellation of approximately $3.6 million of outstanding amounts owed under the LSA. Additionally, Tempo may, from time to time prior to October 9, 2022, issue up to $0.7 million in aggregate principal amount of additional August 2022 Bridge Notes to one or more additional investors (see Note 7).

In May and August 2022, the Company announced reductions in workforce.

In order to fund planned operations while meeting obligations as they come due, the Company will need to secure additional debt or equity financing. These plans for additional financings are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern, however as the plans are outside of Management’s control, the Company cannot ensure they will be effectively implemented. As a result, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact additional operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.

The accompanying condensed financial statements have been prepared in conformity with U.S. GAAP, assuming the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course.

Unaudited Interim Condensed Financial Statements

The accompanying interim condensed balance sheet as of September 30, 2022, the interim condensed statements of operations, condensed statements of convertible preferred stock and stockholders’ equity, and condensed statements of cash flows for the nine months ended September 30, 2022 and 2021, and amounts relating to the interim periods included in the accompanying notes to the interim condensed financial statements are unaudited. The unaudited interim condensed financial statements have been prepared in accordance with U.S. GAAP and the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting, and in management’s opinion, includes all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the Company’s condensed balance sheet as of September 30, 2022, and the condensed statements of operations, condensed statements of convertible preferred stock and stockholders’ equity, and condensed statements of cash flows for the nine months ended September 30, 2022 and 2021. The results for the nine months ended September 30, 2022, are not necessarily indicative of the results expected for the fiscal year or any other periods. These interim condensed financial statements should be read in conjunction with the Company’s financial statements and related notes for the fiscal year ended December 31, 2021. The unaudited balance sheet as of December 31, 2021 has been derived from the Company’s audited financial statements.

Use of Estimates

The preparation of condensed financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the condensed financial statements and accompanying notes. Those estimates and assumptions include, but are not limited to, revenue recognition and contract liabilities; allowance for doubtful accounts; determination of fair value of our common stock; determination of fair value of debt; determination of fair value of warrants; accounting for income taxes, including the valuation allowance on deferred tax assets and reserves for uncertain tax positions; accrued liabilities; and the recognition and measurement of contingent liabilities. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, and those differences could be material to the financial statements.

Risks and Uncertainties

The Company is subject to a number of risks. The Company conducts business in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on its future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; pressures resulting from new applications offered by competitors; delays in applications and functionality development; changes in certain strategic relationships or customer relationships; the Company’s ability to attract new customers or retain existing customers; the length of the Company’s sales cycles and expense related to sales efforts; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; changes in domestic and international economic or political conditions or regulations; the ability of the Company to finance its operations; and the Company’s ability to attract and retain employees necessary to support its growth. Additionally, the COVID-19 pandemic has negatively impacted the global economy, disrupted supply chains, constrained work force participation, and created significant volatility and disruption of financial markets. Further, the Company faces risks with respect to inflationary environment in the country and the related fluctuations in interest as well as currency exchange rates. As the scope and duration of the COVID-19 pandemic is unknown and the extent of its economic impact continues to evolve globally, there is uncertainty related to the ultimate impact it will have on the Company’s business, its employees, results of operations and financial condition.

COVID-19 Impact

On March 11, 2020, the World Health Organization declared that the worldwide spread and severity of a new coronavirus, referred to as COVID-19, was severe enough to be characterized as a pandemic. In response to the continued spread of COVID-19, governmental authorities around the world have imposed various restrictions designed to slow the pace of the pandemic, including restrictions on travel and other restrictions that prohibit employees from going to work causing severe disruptions in the worldwide economy. The COVID-19 pandemic has had and may continue to have an adverse impact on the Company’s employees, operations, supply chain and distribution system. In response to the economic challenges and uncertainty resulting from the COVID-19 pandemic and its impact on the Company’s business, certain employees worked remotely. In addition, in April 2020, the Company announced reductions in workforce. These decisions, as well as COVID-19 more generally, introduced new dynamics into the households of many employees. The full extent of the impact of the COVID-19 pandemic on the Company’s operational and financial performance is currently uncertain and will depend on many factors outside the Company’s control, including, without limitation, the timing, extent, trajectory and duration of the pandemic, the development and availability of effective treatments and vaccines, the imposition of protective public safety measures, and the impact of the pandemic on the global economy and demand for its services. If the Company’s suppliers experience additional closures or reductions in their capacity utilization levels in the future, the Company may have difficulty sourcing materials necessary to fulfill production requirement. Due to the COVID-19 pandemic, Tempo has experienced some supply chain constraints, including with respect to semiconductor components, and has responded by ordering larger quantities of these components to ensure an adequate supply. COVID-19 has also impacted the Company’s customers and may create unpredictable reductions or increases in demand for Tempo’s manufacturing services. Management will continue to monitor the impact of the global situation on the Company’s financial condition, cash flows, operations, industry, workforce, and customer relationships.

Revenue from Contracts with Customers

Contract Balances

The timing of revenue recognition, billings and cash collections can result in deferred revenue (contract liabilities), unbilled receivables (contract assets), and billed accounts receivable.

a.Contract Liabilities

A contract liability results when payments from customers are received in advance for assembly and manufacturing of the goods. The Company recognizes contract liabilities as revenues upon satisfaction of the underlying performance obligations. Deferred revenue that is expected to be recognized as revenue during the subsequent twelve-month period from the date of billing is recorded in contract liabilities and the remaining portion, if any, is recorded in contract liabilities, noncurrent on the accompanying balance sheets at the end of each reporting period. For the nine months ended September 30, 2022 and 2021, the Company recognized as revenue of $0.1 million and $0.1 million that was included in the contract liabilities balance at the beginning of the related periods, respectively.

b.Contract Assets

Billings scheduled to occur after the performance obligation has been satisfied and revenue recognition has occurred result in contract assets. Unbilled receivables that are expected to be billed during the subsequent twelve-month period from the date of revenue recognition are recorded in contract assets, and the remaining portion, if any, is recorded in other noncurrent assets on the accompanying balance sheets at the end of each reporting period. As of September 30, 2022 and December 31, 2021, there were no amounts attributable to contract assets recorded within other noncurrent assets.

Unbilled receivables represent amounts for which the Company has recognized revenue, pursuant to its revenue recognition policy, for services already performed, but billed in arrears and for which the Company believes it has an unconditional right to payment.

Below are the billed receivables, unbilled receivables, and deferred revenue (in thousands):

	September 30,	December 31,
	2022	2021
Accounts receivable, net	$1,945	$2,918
Contract assets	990	1,219
Contract liabilities	2,086	175

Segment Reporting and Geographic Information

For the nine months ended September 30, 2022 and 2021, the Company was managed as a single operating segment in accordance with the provisions in the FASB guidance on segment reporting, which establishes standards for, and requires disclosure of, certain financial information related to reportable operating segments and geographic regions. Furthermore, the Company determined that the Chief Executive Officer is the Chief Operating Decision Maker as she is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions and managing the organization as a whole. All of the Company’s revenues are domestic sales and fixed assets are physically located in the United States.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and highly liquid securities with original maturity dates of three months or less from the original date of purchase.

The restricted cash balance as of both September 30, 2022 and 2021 represents $0.3 million related to a letter of credit for the Company’s office space lease.

	September 30,	September 30,
	2022	2021
Cash and cash equivalents	$533	$23,524
Restricted cash	320	320
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$853	$23,844

Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. If the sum of the expected future cash flows (undiscounted and before interest) from the use of the assets is less than the net book value of the asset an impairment could exist and the amount of the impairment loss, if any, will generally be measured as the difference between the net book value of the assets and their estimated fair values.

The Company identified a potential impairment indicator for long-lived assets and performed a recoverability test. The result of the recoverability test indicated that the sum of the expected future cash flows was greater than the carrying amount of the asset group and no impairment charges were recorded related to the recoverability test. Separately, the Company abandoned an asset and recorded an impairment charge of $0.3 million during the nine months ended September 30, 2022 (see Note 12).

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value on the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1: Quoted prices for identical assets or liabilities in active markets at the measurement date.
●	Level 2: Inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities, in active markets or other inputs that are observable or can be corroborated with market data at the measurement date.
●	Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, term loans, convertible notes, convertible notes - related party and warrant liabilities. The Company has determined the carrying value of these assets and liabilities approximates the fair value due to their short maturities and has classified these assets and liabilities as Level 1 financial instruments. The balances outstanding under the loans payable agreements are considered to approximate their estimated fair values as the interest rates approximate market rates. The convertible notes, convertible notes - related party and warrant liabilities are carried at fair value.

The Company classified the convertible debt and liability classified convertible preferred stock and common stock warrants as Level 3 financial instruments. The fair value of the convertible debt is $53.1 million as of September, 30, 2022 (see Note 7 and 8). The Company did not have convertible debt as of December 31, 2021. The fair value of liability classified convertible preferred stock and common stock warrants is $32.4 million and $5.6 million as of September 30, 2022 and December 31, 2021, respectively (see Note 10). During the nine months ended September 30, 2022 and year ended December 31, 2021, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.

Fair Value Option (“FVO”) Election

The Company accounts for certain convertible notes outstanding under the fair value option election of ASC 825, Financial Instruments (“ASC 825”) as discussed below.

The convertible notes accounted for under the FVO election are each debt host financial instruments containing embedded features which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the FVO election, to the extent not otherwise prohibited by ASC 825-10-15-5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized as other income (expense) in the accompanying condensed statement of operations. With respect to the above convertible notes, as provided for by ASC 825-10-50-30 (b), the estimated fair value adjustment is presented as change in fair value of debt within other income (expense) in the accompanying condensed statements of operations, since the change in fair value of the convertible notes payable was not attributable to instrument specific credit risk during the nine months ended September 30, 2022.

Deferred Transaction Costs

Deferred transaction costs consist of direct incremental legal, consulting, and accounting fees relating to the merger transaction, as discussed in Note 1 — Organization, which are capitalized and will be recorded as a reduction to the issuance of equity arising from the consummation of the merger transaction. In the event the merger transaction is terminated, deferred transaction costs will be expensed. As of September 30, 2022 and December 31, 2021, the Company has deferred such costs amounting to $6.1 million and $1.9 million, respectively, which are included in other noncurrent assets in the condensed balance sheets.

Net Loss Per Share of Common Stock

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders is not allocated to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of preferred stock, stock options, preferred and common stock warrants and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Related Parties

As discussed in Note 1 — Organization, in October 2021, ACE entered into a Merger Agreement with ACE Convergence Subsidiary Corp. and a direct wholly owned Merger Sub, and Tempo. The Chief Financial Officer of Tempo is also a director of ACE and is considered an interested related party to the business combination. Additionally, the Company issued 2022 Promissory Notes to Point72 Ventures Investments, LLC (“P72) and Lux Ventures IV, L.P. (“Lux”) and entered into the Bridge Note with ACE and AEPI during the nine months ended September 30, 2022 (see Note 8).

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU 2016-13. The amendments in ASU 2016-13 introduce an approach based on expected losses to estimated credit losses on certain types of financial instruments, modify the impairment model for available-for-sale debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2023, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its financial statements.

In October 2021, the FASB issued Accounting Standards Update No. 2021-08, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires accounting for contract assets and liabilities from contracts with customers in a business combination to be accounted for in accordance with ASC 606. The standard is effective for fiscal years beginning after December 15, 2022. The Company is evaluating the impact of adopting this new accounting guidance on its financial statements.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

Liquidity and Going Concern

The Company has experienced negative cash flows from operations since inception and expects negative cash flows from operations to continue for the foreseeable future. The Company had an accumulated deficit of $108.3 million and cash, cash equivalents and restricted cash of $3.2 million as of December 31, 2021. During the year ended December 31, 2021, the Company used net cash of $30.2 million in operating activities and incurred a net loss of $48.0 million. Additionally, as of the date these financial statements were available for issuance the Company has $37.0 million of loans payable and finance lease obligations coming due within the next 12 months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In October 2021, Tempo entered into a loan and security agreement (the “Loan and Security Agreement”) with a maximum borrowing capacity of $150.0 million consisting of four tranches. This agreement replaced Tempo’s existing SQN Venture Income Fund II, LP (the “June 2021 Credit Facility”) $20.0 million facility and $20.0 million was drawn on tranche 1 of the Loan and Security Agreement. Borrowing capacity for tranche 2, tranche 3 and tranche 4 is $20.0 million, $40.0 million, and $70.0 million, respectively which shall be available to draw by the Company upon sooner of the de-SPAC with ACE or closing of the acquisition with Whizz. The tranches have an earliest expiration date of December 23, 2022 (see Note 10).

In January 2022, the Company entered into first amendment to loan and security agreement to convert $10.0 million of availability under the tranche 2 loan to the tranche 1 loan. This amendment expanded the tranche 1 from $20.0 million to $30.0 million and reduced the tranche 2 loan from $20.0 million to $10.0 million. The first amendment did not change the interest rates or maturity dates for tranche 1 (see Note 18).

In January 2022, the Company and ACE Convergence Acquisition secured principal amount of $200.0 million from the issuance of 15.5% Convertible Senior Notes due in 2025. The principal amount of notes consists of a $175.0 million investment from funds managed by Oaktree Capital Management and $25.0 million from an investment partner of ACE. The issuance of the notes is contingent on and is expected to fund the proposed business combination of the Company and ACE (see Note 18).

In January 2022, the Company issued a convertible promissory notes to existing investors for gross proceeds of $5.0 million. These shall be due and payable by the Company on demand by at any time after November 15, 2022 (see Note 18).

In order to fund planned operations while meeting obligations as they come due, the Company will need to secure additional debt or equity financing. These plans for additional financings are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern, however as the plans are outside of Management’s control, the Company cannot ensure they will be effectively implemented. As a result, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.

The accompanying financial statements have been prepared in conformity with U.S. GAAP, assuming the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Those estimates and assumptions include, but are not limited to, revenue recognition and deferred revenue; allowance for doubtful accounts; determination of fair value of our common stock; determination of fair value of our warrants; accounting for income taxes, including the valuation allowance on deferred tax assets and reserves for uncertain tax positions; accrued liabilities; and the recognition and measurement of contingent liabilities. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, and those differences could be material to the financial statements.

Risks and Uncertainties

The Company is subject to a number of risks. The Company conducts business in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on its future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; pressures resulting from new applications offered by competitors; delays in applications and functionality development; changes in certain strategic relationships or customer relationships; the Company’s ability to attract new customers or retain existing customers; the length of the Company’s sales cycles and expense related to sales efforts; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; changes in domestic and international economic or political conditions or regulations; the ability of the Company to finance its operations; and the Company’s ability to attract and retain employees necessary to support its growth. Additionally, the COVID-19 pandemic has negatively impacted the global economy, disrupted supply chains, constrained work force participation, and created significant volatility and disruption of financial markets. As the scope and duration of the COVID-19 pandemic is unknown and the extent of its economic impact continues to evolve globally, there is uncertainty related to the ultimate impact it will have on the Company’s business, its employees, results of operations and financial condition.

COVID-19 Impact

On March 11, 2020, the World Health Organization declared that the worldwide spread and severity of a new coronavirus, referred to as COVID-19, was severe enough to be characterized as a pandemic. In response to the continued spread of COVID-19, governmental authorities around the world have imposed various restrictions designed to slow the pace of the pandemic, including restrictions on travel and other restrictions that prohibit employees from going to work causing severe disruptions in the worldwide economy. The COVID-19 pandemic has had and may continue to have an adverse impact on our employees, operations, supply chain and distribution system. In response to the economic challenges and uncertainty resulting from the COVID-19 pandemic and its impact on our business, we asked our employees who were able to do so to work remotely. In addition, in April 2020, we announced reductions in workforce. These decisions, as well as COVID-19 more generally, introduced new dynamics into the households of many of our employees. The full extent of the impact of the COVID-19 pandemic on the Company’s operational and financial performance is currently uncertain and will depend on many factors outside the Company’s control, including, without limitation, the timing, extent, trajectory and duration of the pandemic, the development and availability of effective treatments and vaccines, the imposition of protective public safety measures, and the impact of the pandemic on the global economy and demand for its services. If the Company’s suppliers experience additional closures or reductions in their capacity utilization levels in the future, the Company may have difficulty sourcing materials necessary to fulfill production requirement. Due to the COVID-19 pandemic, Tempo has experienced some supply chain constraints, including with respect to semiconductor components. COVID-19 has also impacted the Company’s customers and may create unpredictable reductions or increases in demand for Tempo’s manufacturing services. Management will continue to monitor the impact of the global situation on the Company’s financial condition, cash flows, operations, industry, workforce, and customer relationships.

Reclassification

For the year ended December 31, 2020, the Company previously presented the financial statement line item titled “Proceeds from issuance of debt” on net basis, with the gross proceeds of debt, net of cost of issuance for such debt raised. In order to conform to current year presentation the Company has disaggregated into two separate financial statement line items “Proceeds from issuance of debt” and “Payment of debt issuance costs” in the Company’s statements of cash flows.This change in presentation had no impact on the Company’s “Net cash provided by financing activities”, “Net decrease in cash, cash equivalents and restricted cash”, or “Cash, cash equivalents, and restricted cash at end of period”.

Revenue from Contracts with Customers

The Company manufactures electronics for prototyping and low volume production of Printed Circuit Board (“PCB”) assemblies and provides PCB assembly services for engineers with urgent, high — complexity projects. The Company owns the whole entire process from components and fabrication sourcing to assembly. To achieve the core principles of ASC 606, the Company accounts for revenue contracts with customers through the following steps:

1)	Identify the contract with a customer:

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the products and services to be transferred and identifies the payment terms related to these products and services, (ii) the contract has commercial substance, and (iii) the Company determines that collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company enters into a purchase order with each customer and ensures the purchase order is executed by all parties. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days of the date when the performance obligation is satisfied and include no general rights of return.

2)	Identify the performance obligations in the contract:

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products and services either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract. The Company’s contracts consist of a single performance obligation of completed PCB assembly.

As part of the term and conditions of the customer contract, the Company generally offers a warranty for a period of one year. This type of warranty provides the customers with assurance that the related assembled product will function as intended and complies with any agreed upon specifications. Therefore, as the warranty cannot be purchased separately and only provides assurance that the product complies with agreed-upon specifications, the warranty is not considered a separate performance obligation.

3)	Determine the transaction price:

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring products and services to the customer. The transaction price consists of fixed consideration as noted in each purchase order. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that contracts do not include a significant financing component. The Company elected a practical expedient available under ASC 606, which permits the Company to not adjust the amount of consideration for the effects of a significant financing component if, at contract inception, the expected period between the transfer of promised goods or services and customer payment is one year or less.

4)	Allocate the transaction price to performance obligations in the contract:

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Each purchase order contains only one performance obligation and hence, the contract price per the purchase order is deemed to be reflective of the standalone selling price and the entire transaction price is allocated to the single performance obligation. All manufactured products are highly customized, and therefore, priced independently.

5)	Recognize revenue when or as the Company satisfies a performance obligation:

For each performance obligation identified, the Company determines at contract inception whether the performance obligation is satisfied over time or at a point in time. The transfer of control for the Company’s products qualify for over time revenue recognition because the products represent assets with no alternative use and the contracts include an enforceable right to payment for work completed to date. The Company has selected a cost incurred input method of measuring progress to recognize revenue over time, based on the status of work performed. The cost input method is representative of the value provided to the customer as it represents the Company’s performance completed to date. The Company typically satisfies its performance obligations in one month or less. The Company has elected to treat shipping and handling activities as fulfillment costs and the Company elected to record revenue net of sales and other similar taxes.

Contract Balances

The timing of revenue recognition, billings and cash collections can result in deferred revenue (contract liabilities), unbilled receivables (contract assets), and billed accounts receivable.

a.	Contract Liabilities

A contract liability results when payments from customers are received in advance for assembly and manufacturing of the goods. The Company recognizes contract liabilities as revenues upon satisfaction of the underlying performance obligations. Deferred revenue that is expected to be recognized as revenue during the subsequent twelve-month period from the date of billing is recorded in contract liabilities and the remaining portion, if any, is recorded in contract liabilities, noncurrent on the accompanying balance sheets at the end of each reporting period. For years ended December 31, 2021 and 2020, the Company recognized as revenue $0.1 million and $0.5 million that was included in the contract liability balance at the beginning of the related periods, respectively.

b.	Contract Assets

Billings scheduled to occur after the performance obligation has been satisfied and revenue recognition has occurred result in contract assets. Unbilled receivables that are expected to be billed during the subsequent twelve-month period from the date of revenue recognition are recorded in contract assets, and the remaining portion, if any, is recorded in other noncurrent assets on the accompanying balance sheets at the end of each reporting period.

Unbilled receivables represent amounts for which the Company has recognized revenue, pursuant to its revenue recognition policy, for services already performed, but billed in arrears and for which the Company believes it has an unconditional right to payment.

Below are the billed receivables, unbilled receivables, and deferred revenue (in thousands):

	As of December 31,
	2021	2020
Accounts receivable, net	$2,918	$2,713
Contract assets	1,219	608
Contract liabilities	175	80

Cost of Revenue

Cost of revenue primarily include direct materials, direct labor, and manufacturing overhead incurred for revenue-producing units shipped. Cost of revenue also includes associated warranty costs, shipping and handling, and other miscellaneous costs.

Research and Development

Research and development costs are expensed as incurred and consist primarily of personnel and related costs for product development activities. Research and development costs also include professional fees payable to third parties, license and subscription fees for development tools, and manufacturing-related costs associated with product development.

Advertising Costs

Advertising costs are expensed as incurred. These amounts are included in selling and marketing expense in the accompanying statements of operations. Advertising costs were $0.5 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company’s cash and cash equivalents and restricted cash are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit analyses and monitors the financial health of its customers to reduce credit risk. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts. As of December 31, 2021, there was one customer who had outstanding balance accounting for 49% of the total accounts receivable balance. As of December 31, 2020, there was one customer who had outstanding balances accounting for 64% of the total accounts receivable balance.

Concentration of customers

For the year ended December 31, 2021, one customer represented 46% of revenue. For the year ended December 31, 2020, one customer represented 42% of revenue.

Segment Reporting and Geographic Information

For the years ended December 31, 2021 and 2020, the Company was managed as a single operating segment in accordance with the provisions in the FASB guidance on segment reporting, which establishes standards for, and requires disclosure of, certain financial information related to reportable operating segments and geographic regions. Furthermore, the Company determined that the Chief Executive Officer is the Chief Operating Decision Maker as she is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions and managing the organization as a whole. All of the Company’s revenues are domestic sales and fixed assets are physically located in the United States.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and highly liquid securities with original maturity dates of three months or less from the original date of purchase.

The restricted cash balance as of December 31, 2021 and 2020 represents $0.3 million and $0.4 million related to a letter of credit for the Company’s office space lease.

	As of December 31,
	2021	2020
Cash and cash equivalents	$2,864	$17,340
Restricted cash	320	406
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,184	$17,746

Accounts Receivable, Net

Accounts receivable, net is recorded at the invoiced amount, net of allowance for doubtful accounts. The allowance is based upon historical losses and an evaluation of the potential risk of loss associated with delinquent accounts. The Company evaluates the need for an allowance for doubtful accounts for estimated probable losses at each period end. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. The Company recorded an allowance for doubtful accounts of $0.4 million and $0.2 million and as of December 31, 2021 and 2020, respectively.

Inventory

Inventory consists of raw materials and work-in-progress representing the components that the Company produces. The Company uses actual cost to value inventory. In general, the Company procures materials from suppliers when a purchase order is received from its customers. The Company identifies these procured materials as raw material if work on the purchase order has not commenced and for any work that has been started on the materials procured are identified as work-in-progress.

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value on the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1: Quoted prices for identical assets or liabilities in active markets at the measurement date.
●	Level 2: Inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities, in active markets or other inputs that are observable or can be corroborated with market data at the measurement date.
●	Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company applies fair value accounting to all financial assets and liabilities, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities. The Company has determined the carrying value of these assets and liabilities to be equal to the fair value due to their short maturities and has classified these assets and liabilities as Level 1 financial instruments.

Certain convertible preferred stock and common stock warrants are liability classified and are classified as Level 3 financial instruments. The fair value of the convertible preferred stock and common stock warrants which are liability classified is $5.6 million as of December 31, 2021, and $0.1 million as of December 31, 2020, and is included in other noncurrent liabilities on the accompanying balance sheets (see Note 13). During the years ended December 31, 2021 and 2020, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.

Property and Equipment, Net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the current period. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets (in years):

Useful Lives
Computer equipment	3
Software	5
Furniture and fixtures	3
Leasehold improvements	Shorter of useful life or remaining lease term
Manufacturing equipment	10

Income Taxes

The Company uses the asset-and-liability method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.

The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained on audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. The Company includes interest expense and penalties related to its uncertain tax positions in interest expense and other expense, respectively.

Stock-Based Compensation

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. Equity-classified awards issued to employees, non-employees, and directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur. For accounting purposes, the Company estimates grant-date fair value of stock options using the Black-Scholes-Merton ("BSM") option pricing model. The BSM option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the risk-free interest rates, the expected term of the option, the expected volatility of the price of the Company’s common stock, and the expected dividend yield of the Company’s common stock.

Convertible Preferred Stock

The Company’s shares of preferred stock are assessed at issuance for classification and redemption features requiring bifurcation. The Company’s preferred stock is not mandatorily redeemable. The Company presents as temporary equity any stock that (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates, (ii) is redeemable at the option of the holders, or (iii) has conditions for redemption which are not solely within the control of the Company. The Company initially records redeemable convertible preferred stock at fair value, net of issuance costs. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the shares of redeemable convertible preferred stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values of the shares of redeemable convertible preferred stock would be made only when a deemed liquidation event becomes probable.

Deferred Transaction Costs

Deferred transaction costs consist of direct incremental legal, consulting, and accounting fees relating to the merger transaction, as discussed in Note 1 — Organization, which are capitalized and will be recorded as a reduction to the issuance of equity arising from the consummation of the merger transaction. In the event the merger transaction is terminated, deferred transaction costs will be expensed. As of December 31, 2021, the Company has deferred such costs amounting to $1.9 million, which are included in other noncurrent assets in the balance sheet, no such costs were incurred during the year ended December 31, 2020.

Net Loss Per Share of Common Stock

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders is not allocated to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of preferred stock, stock options, preferred and common stock warrants and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Related Parties

As discussed in Note 1 — Organization, in October, 2021, ACE entered into a Merger Agreement with ACE Convergence Subsidiary Corp. and a direct wholly owned Merger Sub, and Tempo. The chief financial officer of Tempo is also a director of ACE and is considered an interested related party to the business combination. Additionally, in October, 2021, Tempo entered into plan of merger with Compass AC Holdings, Inc. From the date of signing of the Compass AC Agreement through December 31, 2021, the Company purchased goods totaling $0.3 million, which are included in cost of revenue in the statement of operations.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 1, 2021. Adoption of the ASU 2020-06 did not impact the Company’s financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on their balance sheets and disclose key information about leasing arrangements. The standard is effective for small reporting companies and private companies for fiscal years beginning after December 15, 2021. In July 2018, the FASB approved an amendment to the new guidance that allows companies the option of using the effective date of the new standard as the initial application (at the beginning of the period in which it is adopted, rather than at the beginning of the earliest comparative period) and to recognize the effects of applying the new ASU as a cumulative effect adjustment to the opening balance sheet or retained earnings. The Company early adopted ASU 2016-02 on January 1, 2020 using the modified retrospective approach and, upon adoption, recorded a short-term lease liability of $0.8 million and long-term lease liability of $2.5 million, and a right-to-use asset of $2.7 million, and made no adjustment to the accumulated deficit. In connection with the adoption of the lease standard, the Company also derecognized deferred rent of $0.6 million. The adoption of Topic 842 did not have an impact on the statement of operations. The Company elected the practical expedients permitted under Topic 842, which among other things, allowed the Company to carry forward the historical lease classification of those leases in place as of January 1, 2020. The Company elected to not separate lease components and non-lease components for its long-term real-estate leases.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU 2016-13. The amendments in ASU 2016-13 introduce an approach based on expected losses to estimated credit losses on certain types of financial instruments, modify the impairment model for available-for-sale debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2023, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its financial statements.

In October 2021, the FASB issued Accounting Standards Update No. 2021-08, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires accounting for contract assets and liabilities from contracts with customers in a business combination to be accounted for in accordance with ASC 606. The standard is effective for fiscal years beginning after December 15, 2022. The Company is evaluating the impact of adopting this new accounting guidance on its financial statements.

Revision for Immaterial Error Corrections

The Company previously issued interim financial statements as of and for the nine months ended September 30, 2021 in the Form S-4/A filed by ACE on February 1, 2022. The Company subsequently identified and has corrected an immaterial error related to certain inaccurate inputs into the fair value of the Company’s liability classified warrants.

The table below represents the corrected balances and subtotals for amounts related to the condensed balance sheet, statement of operations and cash flow statement as of and for the nine-month period ended September 30, 2021, respectively.

	As of
	September 30, 2021	Correction of	As of
	As Originally	Immaterial	September 30, 2021
	Reported	Error	As Corrected
Balance Sheet
Other noncurrent liabilities	$3,160	$765	$3,925
Total liabilities	45,039	765	45,804
Accumulated deficit	(83,922)	(765)	(84,687)
Total stockholders’ deficit	(77,713)	(765)	(78,478)
Statement of Operations
Other income (expense), net
Change in fair value of warrants	(1,575)	(765)	(2,340)
Total other income (expense), net	(1,141)	(765)	(1,906)
Net loss	$(23,623)	$(765)	$(24,388)
Net loss per share	$(2.41)	$(0.07)	$(2.48)
Statement of Cash Flows
Net loss	$(23,623)	$(765)	$(24,388)
(Gain)/loss on change in fair value of warrant liabilities	1,575	765	2,340
Net cash used in operating activities	$(20,833)	$—	$(20,833)